Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 5,831	$ 1,170
Accounts receivable, net	1,340	2,787
Costs in excess of billings	11	62
Inventory, net	1,595	2,013
Deferred costs on uncompleted contracts	236	615
Other current assets	1,613	1,987
Total current assets	10,626	8,634
Property and equipment, net	778	1,154
POWERHOUSE license, net	3,202	1,114
Goodwill		1,338
Net investment in sales-type leases and other assets	1,654	2,018
Total assets	16,260	14,258
Current liabilities:
Convertible debt, net	336	1
Accounts payable	862	1,657
Accrued liabilities	1,571	1,474
Deferred revenue and other current liabilities	956	1,810
Total current liabilities	3,725	4,942
Other liabilities	1,242	3,074
Common stock warrant liabilities	511	76
Total liabilities	5,478	8,092
Commitments and contingencies (Note 7)
Shareholders' equity:
Preferred stock, par value $.0001 per share; 50,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	253,331	206,640
Accumulated deficit	(242,566)	(200,482)
Total shareholders' equity	10,782	6,166
Total liabilities and shareholders' equity	16,260	14,258
Class A common stock
Shareholders' equity:
Common stock, value	17	8
Total shareholders' equity	17	8
Class B common stock
Shareholders' equity:
Common stock, value	$ 0	$ 0